UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                    Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                Registrant's telephone number: (925) 455-0802


                     Date of fiscal year end: November 30

                 Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

                                  OCM GOLD FUND
              Schedule of Investments - February 28, 2005 (unaudited)


    Shares                                                         Value
    ------                                                         -----

               COMMON STOCKS                              94.6%
               MAJOR GOLD PRODUCERS                       37.1%
       169,500 AngloGold Ashanti Ltd. ADR                            $6,096,915
        50,000 Barrick Gold Corp.                                     1,245,000
        35,000 Compania de Minas Buenaventura S.A.u. ADR                810,600
        10,000 Freeport-McMoRan Copper & Gold, Inc.                     418,200
       270,000 Gold Fields Ltd. ADR                                   3,261,600
       225,000 Harmony Gold Mining Co. Ltd. ADR                       1,921,500
       275,000 Kinross Gold Corp. *                                   1,826,000
       179,994 Newmont Mining Corp.                                   8,103,330
       200,000 Placer Dome, Inc.                                      3,458,000
                                                                  -------------
                                                                     27,141,145
                                                                  -------------

               INTERMEDIATE/MID-TIER GOLD PRODUCERS       25.7%
       100,000 Agnico-Eagle Mines Ltd.                                1,447,000
       350,000 Bema Gold Corp. *                                      1,039,294
       190,000 Cambior, Inc.*                                           484,500
       125,000 Glamis Gold Ltd. *                                     2,175,000
       467,500 Goldcorp, Inc.                                         6,390,725
       425,000 IAMGOLD Corp.                                          3,055,750
       100,000 Meridian Gold, Inc. *                                  1,935,000
       140,000 Randgold Resources Ltd. ADR *                          1,916,600
       350,000 Resolute Mining Ltd.*                                    413,987
                                                                  -------------
                                                                     18,857,856
                                                                  -------------

               JUNIOR GOLD PRODUCERS                      11.2%
       256,250 Apollo Gold Corp. *                                      170,945
       400,000 Central Asia Gold Ltd.*                                  269,906
     1,000,000 Claude Resources, Inc. *                                 990,000
       200,000 Crystallex International Corp.*                          676,000
       430,000 Eldorado Gold Corp. *                                  1,329,320
       150,000 Glencairn Gold Corp. *                                    73,218
       455,500 Golden Cycle Gold Corp. *                              1,070,425
       359,000 Golden Star Resources Ltd. *                           1,026,740
       131,300 Guinor Gold Corp.*                                       112,158
       100,000 Mexgold Resources, Inc.*                                 210,706
       400,000 Northgate Minerals Corp. *                               663,846
       500,000 Oxiana Ltd.*                                             365,166
       500,000 Queenstake Resources Ltd. *                              176,944
       150,000 River Gold Mines Ltd. *                                  169,623
       250,000 Sino Gold Ltd.*                                          416,766
       150,000 Yamana Gold, Inc.*                                       498,000
                                                                  -------------
                                                                      8,219,763
                                                                  -------------

See notes to schedule of investments.

               EXPLORATION AND DEVELOPMENT COMPANIES      10.3%
       200,000 Addwest Minerals International Ltd.*+                          -
       137,875 Altius Minerals Corp.*                                   466,612
       125,000 Anatolia Minerals Development Ltd.*#                     141,861
       150,000 Aquiline Resources, Inc.*                                119,590
       500,000 Birim Goldfields, Inc. *                                 231,858
       200,000 Bolivar Gold Corp.*                                      455,581
       300,000 Capstone Gold Corp.*                                     266,027
       150,000 Cardero Resource Corp. *                                 466,157
       175,000 Desert Sun Mining Corp.*                                 337,415
       360,000 Erdene Gold, Inc. *                                      292,873
       300,000 First Narrows Resources Corp. *                           80,540
       125,000 Fronteer Development Group, Inc. *                       366,092
       146,000 Gateway Gold Corp.*                                      172,226
       500,000 Geodex Minerals Ltd.*                                     50,846
       250,000 Maximus Ventures Ltd. *                                   27,457
       106,500 Metallica Resources, Inc. *                              160,287
       150,000 Mundoro Mining, Inc.*                                    366,092
       142,400 Nevsun Resources Ltd. *                                  335,958
       300,000 North American Gold, Inc.*                                63,456
       300,333 Northern Lion Gold Corp.*                                155,151
       150,000 Orezone Resources, Inc.*                                 194,029
       130,900 Platinum Group Metals Ltd.*                              106,492
       284,300 Radius Gold, Inc. *                                      326,117
       300,000 Red Back Mining, Inc.*                                   471,038
       300,000 Riddarhyttan Resources AB                                316,544
       300,000 Sabina Resources Ltd.*                                   258,705
       429,250 Strongbow Exploration, Inc.*                             132,700
       207,700 Sunridge Gold Corp.*                                     128,418
       100,000 Viceroy Exploration Ltd. *                               219,655
       250,000 Wolfden Resources, Inc. *                                711,845
       250,000 X-Cal Resources Ltd.*                                     87,455
        11,880 Yilgarn Mining Ltd. *                                      1,415
                                                                  -------------
                                                                      7,510,492
                                                                  -------------

               OTHER                                       7.2%
       178,000 Endeavour Mining Capital Corp.                           540,140
        27,710 Gold Bullion Ltd.*                                     1,213,151
        40,000 Royal Gold, Inc.                                         705,200
        65,000 streetTRACKS Gold Trust *                              2,828,800
                                                                  -------------
                                                                      5,287,291
                                                                  -------------

               PRIMARY SILVER PRODUCERS                    3.1%
       100,000 Hecla Mining Co. *                                     1,111,644
       197,100 Pan American Silver Corp. *                              813,114
        48,075 Silver Wheaton Corp.*                                    319,720
                                                                  -------------
                                                                      2,244,478
                                                                  -------------

               TOTAL COMMON STOCKS (cost $41,570,017)                69,261,025
                                                                  -------------

See notes to schedule of investments.

               WARRANTS                                    1.4%
        37,500 African Gold Group, Inc.*#
                 Exp. 10/14/2005                                              -
        68,937 Altius Minerals Corp.*#
                 Exp. 6/11/2005                                         121,139
        62,500 Anatolia Minerals Development Ltd.*#
                 Exp. 12/15/2006                                              -
        50,000 Apollo Gold Corp. *#
                 Exp. 12/23/2006                                              -
        50,000 Bema Gold Corp. *
                 Exp. 10/27/2007                                         83,387
        50,000 Bolivar Gold Corp.*
                 Exp. 8/25/2008                                          63,049
        55,556 Canyon Resources Corp.*#
                 Exp. 12/1/2005                                               -
       100,000 Capstone Gold Corp.*#
                 Exp. 1/26/2006                                           7,322
        87,500 Desert Sun Mining Corp.*#
                 Exp. 7/22/2005                                          72,608
        89,000 Endeavour Mining Capital Corp.#
                 Exp. 11/10/2008                                         75,663
       125,000 Geodex Minerals Ltd.*#
                 Exp. 12/31/2005                                              -
        75,000 Glencairn Gold Corp.*
                 Exp. 11/26/2008                                         10,678
       175,000 Globestar Mining Corp.*#
                 Exp. 6/8/2005                                                -
       250,000 Maximus Ventures Ltd. *#
                 Exp. 3/4/2005                                                -
       100,000 Mediterranean Minerals Corp. *#
                 Exp. 5/16/2005                                               -
        50,000 Mexgold Resources, Inc.*#
                 Exp. 2/26/2006                                           3,661
        15,000 Miramar Mining Corp.*#
                 Exp. 6/9/2005                                                -
        35,000 Nevsun Resources Ltd.*#
                 Exp. 12/18/2008                                              -
       150,000 North American Gold, Inc.*#
                 Exp. 4/29/2006                                               -
       110,000 Northgate Minerals Corp. *
                 Exp. 12/28/2006                                         38,928
        24,038 Pan American Silver Corp. *
                 Exp. 2/20/2008                                         195,558
        50,000 Radius Gold, Inc.*#
                 Exp. 11/13/2005                                              -
        50,000 Silver Wheaton Corp.*
                 Exp. 8/5/2009                                           17,491
       100,000 Sunridge Gold Corp.*#
                 Exp. 9/12/2005                                               -
       112,500 Wheaton River Minerals Ltd. *
                 Exp. 5/30/2007                                         242,536

See notes to schedule of investments.

        37,500 Wheaton River Minerals Ltd. *
                 Exp. 5/30/2007                                          80,845
                                                                  -------------

               TOTAL WARRANTS (cost $110,472)                         1,012,865
                                                                  -------------

               PREFERRED STOCKS                            0.6%
        10,000 Freeport-McMoRan Copper & Gold, Inc.*                    438,500
                                                                  -------------

               TOTAL PREFERRED STOCKS (cost                             438,500
                                                                  -------------
               $169,900)
   Principal
    Amount
               SHORT-TERM INVESTMENTS                      3.8%
    $2,780,136 UMB Bank Money Market Fiduciary                        2,780,136
                                                                  -------------

               TOTAL SHORT-TERM INVESTMENTS (cost                     2,780,136
                                                                  -------------
               $2,780,136)

               TOTAL INVESTMENTS (cost $44,630,525)      100.4%      73,492,526
               LIABILITIES LESS OTHER ASSETS             (0.4)%       (273,237)
                                                                  -------------
               NET ASSETS                                100.0%     $73,219,289
                                                                  =============

* Non-income producing security.
+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees. At February 28, 2005, restricted securities totaled $346,591 or 0.47% of net assets and consisted of the following securities:

See notes to schedule of investments.

                                      2/28/05
                                      CARRYING
                                       VALUE
                                        PER                          ACQUISITION
ISSUER                                 UNIT          COST               DATE
--------------------------------------------------------------------------------
Anatolia Minerals Development Ltd.    $1.1349      $178,150           12/14/04
African Gold Group, Inc.
  Warrants Exp. 10/14/2005                  -             -            4/20/04
Altius Minerals Corp.
  Warrants Exp. 6/11/2005              1.7572             -            6/30/03
Anatolia Minerals Development Ltd.
  Warrants Exp. 12/15/2006                  -             -            6/14/04
Apollo Gold Corp.
  Warrants Exp. 12/23/2006                  -             -           12/23/02
Canyon Resources Corp.
  Warrants Exp. 12/1/2005                   -             -            9/29/03
Capstone Gold Corp.
  Warrants Exp. 1/26/2006              0.0732             -           12/15/03
Desert Sun Mining Corp.
  Warrants Exp. 7/22/2005              0.8298             -            7/17/03
Geodex Minerals Ltd.
  Warrants Exp. 12/31/2005                  -             -             1/6/04
Globestar Mining Corp.
  Warrants Exp. 6/8/2005                    -             -           12/22/03
Maximus Ventures Ltd.
  Warrants Exp. 3/4/2005                    -             -            2/26/03
Mediterranean Minerals Corp.
  Warrants Exp. 5/16/2005                   -             -            5/20/03
Mexgold Resources, Inc.
  Warrants Exp. 2/26/2006              0.0732             -            2/13/04
Miramar Mining Corp.
  Warrants Exp. 6/9/2005                    -             -            12/9/03
Nevsun Resources Ltd.
  Warrants Exp. 12/18/2008                  -             -           12/18/03
North American Gold, Inc.
  Warrants Exp. 4/29/2006                   -             -            4/30/04
Radius Gold, Inc.
  Warrants Exp. 11/13/2005                  -             -            11/5/03
Sunridge Gold Corp.
  Warrants Exp. 9/12/2005                   -             -            9/10/03
--------------------------------------------------------------------------------

                        SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                                               PERCENT
                                                                  OF
COUNTRY                             MARKET VALUE        INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Australia                            $2,680,391                  3.7%
Canada                               37,058,366                 50.4
Cayman Islands                          615,803                  0.8
Jersey                                1,916,600                  2.6
Peru                                    810,600                  1.1
South Africa                         11,280,015                 15.4
Sweden                                  316,544                  0.4
United States(1)                     18,814,207                 25.6
--------------------------------------------------------------------------------
TOTAL                               $73,492,526               100.0%
--------------------------------------------------------------------------------


(1) Includes short-term securities

See notes to schedule of investments.

                                  OCM GOLD FUND
              Notes to Schedule of Investments - February 28, 2005
                                   (Unaudited)

NOTE 1.  ORGANIZATION

   OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

   Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

                                  OCM GOLD FUND
              Notes to Schedule of Investments - February 28, 2005
                                   (Unaudited)


FEDERAL INCOME TAX INFORMATION

   At February 28, 2005, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:




           Cost of investments                            $45,182,851
                                                        =============

           Unrealized appreciation                        $29,969,398
           Unrealized depreciation                         (1,659,723)
                                                        -------------

           Net unrealized appreciation on investments     $28,309,675
                                                        =============

   The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 4.  TRANSACTIONS WITH AFFILIATES

   The following is an analysis of transactions for the three months ended February 28, 2005 in the Fund with "affiliated companies" as defined by the Investment Company Act of 1940:



                                                                                                Amount of
                                                                                  Amount of    Gain (Loss)
                                                                                  Dividends    Realized on
                                                                                 Credited to     Sale of
                                                                                 Income for    Shares for
                                         Share Activity                           the three     the three
                      -------------------------------------------------------   months ended   months ended
                       Balance                            Stock       Balance   February 28,   February 28,
Security Name         11/30/04    Purchases    Sales      Split       2/28/05       2005           2005
-------------         --------    ---------    -----      -----       -------       ----           ----
Silver Wheaton, Inc.   500,000       -           -      (400,000)     100,000         -             -


ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:  /s/ Gregory M. Orrell
     Gregory M. Orrell
     President

Date: April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Gregory M. Orrell
     Gregory M. Orrell
     President

Date: April 27, 2005


By:  /s/ Jacklyn Orrell
     Jacklyn Orrell
     Treasurer

Date: April 27, 2005